Business Restructuring (Activity Related to Restructuring Reserves) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 Person	Dec. 31, 2011	Dec. 31, 2010
Restructuring Reserve Disclosures [Line Items]
Severance and Other Costs	$ 160
Pension Curtailment (Gains)/Losses	5
Asset Write-offs	53
Total Reserve	208	12	208	0	0
Employees Impacted			2,232
Activity to date			(131)
Activity to date - Employees Impacted			(1,631)
Currency impact		(2)	(2)
Total Reserve Balance at end of year		75	75
Employees Impacted at year end		273	601
Performance Coatings Segment
Restructuring Reserve Disclosures [Line Items]
Total Reserve			68
Employees Impacted			867
Industrial Coatings Segment
Restructuring Reserve Disclosures [Line Items]
Total Reserve			45
Employees Impacted			394
Architectural Coatings Europe Middle East And Africa Segment
Restructuring Reserve Disclosures [Line Items]
Total Reserve			59
Employees Impacted			881
Optical and Specialty Materials Segment
Restructuring Reserve Disclosures [Line Items]
Total Reserve			32
Employees Impacted			50
Glass Segment
Restructuring Reserve Disclosures [Line Items]
Total Reserve			3
Employees Impacted			36
Corporate
Restructuring Reserve Disclosures [Line Items]
Total Reserve			1
Employees Impacted			4
Severance and Other Costs
Restructuring Reserve Disclosures [Line Items]
Severance and Other Costs			160
Activity to date			(83)
Currency impact		(2)	(2)
Severance and Other Costs Balance at end of year		75	75
Severance and Other Costs | Performance Coatings Segment
Restructuring Reserve Disclosures [Line Items]
Severance and Other Costs			55
Severance and Other Costs | Industrial Coatings Segment
Restructuring Reserve Disclosures [Line Items]
Severance and Other Costs			38
Severance and Other Costs | Architectural Coatings Europe Middle East And Africa Segment
Restructuring Reserve Disclosures [Line Items]
Severance and Other Costs			61
Severance and Other Costs | Optical and Specialty Materials Segment
Restructuring Reserve Disclosures [Line Items]
Severance and Other Costs			2
Severance and Other Costs | Glass Segment
Restructuring Reserve Disclosures [Line Items]
Severance and Other Costs			3
Severance and Other Costs | Corporate
Restructuring Reserve Disclosures [Line Items]
Severance and Other Costs			1
Pension Curtailment (Gains)/Losses
Restructuring Reserve Disclosures [Line Items]
Pension Curtailment (Gains)/Losses			(5)
Activity to date			5
Pension Curtailment (Gains)/Losses | Performance Coatings Segment
Restructuring Reserve Disclosures [Line Items]
Pension Curtailment (Gains)/Losses			1
Pension Curtailment (Gains)/Losses | Industrial Coatings Segment
Restructuring Reserve Disclosures [Line Items]
Pension Curtailment (Gains)/Losses			(1)
Pension Curtailment (Gains)/Losses | Architectural Coatings Europe Middle East And Africa Segment
Restructuring Reserve Disclosures [Line Items]
Pension Curtailment (Gains)/Losses			(5)
Asset Write-offs
Restructuring Reserve Disclosures [Line Items]
Asset Write-offs			53
Activity to date			(53)
Asset Write-offs | Performance Coatings Segment
Restructuring Reserve Disclosures [Line Items]
Asset Write-offs			12
Asset Write-offs | Industrial Coatings Segment
Restructuring Reserve Disclosures [Line Items]
Asset Write-offs			8
Asset Write-offs | Architectural Coatings Europe Middle East And Africa Segment
Restructuring Reserve Disclosures [Line Items]
Asset Write-offs			3
Asset Write-offs | Optical and Specialty Materials Segment
Restructuring Reserve Disclosures [Line Items]
Asset Write-offs			$ 30